Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	November 2012
Distribution Date	12/17/12
Transaction Month	22
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 1, 2011
Closing Date:	January 27, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:	$945,358,024.43

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%	February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%	November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%	April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%	December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%	April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%	June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$209,656,078.44	0.8488100	$192,277,963.47	0.7784533	$17,378,114.98
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$392,436,078.44	0.4261996	$375,057,963.47	0.4073264	$17,378,114.98

Weighted Avg. Coupon (WAC)	4.54%		4.54%
Weighted Avg. Remaining Maturity (WARM)	39.93		39.02
Pool Receivables Balance	$440,915,181.60		$422,769,970.73
Remaining Number of Receivables	38,801		38,103

Adjusted Pool Balance	$425,996,288.31		$408,618,173.33

III. COLLECTIONS

Principal:
Principal Collections	$17,472,516.28
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$378,812.54
Total Principal Collections	$17,851,328.82

Interest:
Interest Collections	$1,679,984.87
Late Fees & Other Charges	$31,429.94
Interest on Repurchase Principal	$-
Total Interest Collections	$1,711,414.81

Collection Account Interest	$1,967.94
Reserve Account Interest	$515.54
Servicer Advances	$-

Total Collections	$19,565,227.11

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	November 2012
Distribution Date	12/17/12
Transaction Month	22
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$19,565,227.11
Reserve Account Available	$4,726,790.12
Total Available for Distribution	$24,292,017.23

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$367,429.32		$367,429.32	$367,429.32
Collection Account Interest					$1,967.94
Late Fees & Other Charges					$31,429.94
Total due to Servicer					$400,827.20

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$202,667.54		$202,667.54
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$375,624.21		$375,624.21	$375,624.21

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$18,638,922.78

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$17,378,114.98

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$17,378,114.98
Class A-4 Notes				$-
Class A Notes Total:		$17,378,114.98		$17,378,114.98
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$17,378,114.98

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,260,807.80

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$14,918,893.29
Beginning Period Amount	$14,918,893.29
Current Period Amortization	$767,095.89
Ending Period Required Amount	$14,151,797.40
Ending Period Amount	$14,151,797.40
Next Distribution Date Amount	$13,406,037.17

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	November 2012
Distribution Date	12/17/12
Transaction Month	22
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%

	Beginning	Ending	Target
Overcollateralization Amount	$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool	3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool	7.88%	8.21%	8.21%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.65%	37,587	98.42%	$416,105,072.91
30 - 60 Days	1.02%	389	1.20%	$5,093,115.23
61 - 90 Days	0.27%	103	0.32%	$1,334,792.18
91 + Days	0.06%	24	0.06%	$236,990.41
		38,103		$422,769,970.73
Total
Delinquent Receivables 61 + days past due	0.33%	127	0.37%	$1,571,782.59
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.29%	111	0.33%	$1,442,491.87
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	119	0.34%	$1,561,225.38
Three-Month Average Delinquency Ratio	0.31%		0.35%

Repossession in Current Period		31		$482,038.08
Repossession Inventory		46		$402,095.27

Charge-Offs
Gross Principal of Charge-Off for Current Period				$672,694.59
Recoveries				$(378,812.54)
Net Charge-offs for Current Period				$293,882.05

Beginning Pool Balance for Current Period				$440,915,181.60

Net Loss Ratio				0.80%
Net Loss Ratio for 1st Preceding Collection Period				0.39%
Net Loss Ratio for 2nd Preceding Collection Period				0.58%
Three-Month Average Net Loss Ratio for Current Period				0.59%

Cumulative Net Losses for All Periods				$4,543,687.12
Cumulative Net Losses as a % of Initial Pool Balance				0.46%

Principal Balance of Extensions				$1,834,594.88
Number of Extensions				134

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